Inventories (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Infrared cameras	$ 4,334	$ 4,955	$ 5,904
Replacement, maintenance, and spare parts	1,230	1,975	3,730
Inventories, current	5,564	6,930	9,634
Infrared cameras	440	389
Replacement, maintenance, and spare parts	1,104	254
Inventories, noncurrent	1,544	643
Total inventories	7,108	7,573	9,634
Inventory write down	$ 234	$ 1,689	$ 0